Related Party Transactions (Details) - Husky Midstream Limited Partnership - Joint ventures where entity is venturer - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of transactions between related parties [line items]
Share of equity investment			35.00%
Revenues from Construction and Management Services	$ 50	$ 47	$ 116	$ 116
Transportation Expenses	$ 66	$ 67	$ 203	$ 207